Schedule of Total Purchase Price (Details) (Parenthetical) - shares			3 Months Ended
	May 03, 2023		Jun. 30, 2023
Common Stock [Member]
Number of shares of common stock	110,314,022	[1]

[1]	For purposes of this unaudited pro forma combined financial information, 110,314,022 represents the historical shares of the common stock outstanding immediately prior to the closing of the Merger on May 3, 2023.